Leases	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
LEASES

NOTE 17: LEASES

On January 1, 2019, the Company adopted ASC 842. ASC 842 revises the accounting for leases. Under the new lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases. The new lease standard will continue to classify leases as either financing or operating, with classification affecting the pattern of expense recognition. The accounting applied by a lessor under the new guidance will be substantially equivalent to current lease accounting guidance.

The following are the type of contracts that fall under ASC 842:

Time charter out contracts

The Company’s contract revenues from time chartering are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts to which the Company is party did not change from previous practice. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease component will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. The Company determined that all time charter contracts are considered operating leases and therefore fall under the scope of ASC 842 because: (i) the vessel is an identifiable asset; (ii) the Company does not have substantive substitution rights; and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use.

The transition guidance associated with ASC 842 allows for certain practical expedients to the lessors. The Company elected to not separate the lease and non-lease components included in the time charter revenue because the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time.

As a result of the adoption of these standards, there was no effect on the Company’s opening retained earnings, consolidated balance sheets and consolidated statements of comprehensive (loss)/income.

As of December 31, 2019, the future minimum revenue (charter-out rates are presented net of commissions, where applicable, and assume no off-hire days) expected to be earned on non-cancelable time charters, COA’s with minimum guaranteed volumes and contracts with minimum guaranteed throughput in the Company’s ports were as follows:

Amount
2020	$129,437
2021	97,544
2022	75,425
2023	69,250
2024	60,200
2025 and thereafter	642,479

Total minimum revenue, net of commissions	$1,074,335

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.

Time charter in contracts

As of December 31, 2019, the Company has no future commitments, net of any commissions, under chartered-in vessels.

Land lease agreements

As of December 31, 2019, Navios Logistics had land lease agreements whose remaining lease terms range from 46.2 years to 46.6 years.

Office lease agreements

As of December 31, 2019, Navios Logistics had office lease agreements whose remaining lease terms range from 0.2 years to 3.8 years.

In connection with its adoption of ASC 842, the Company elected the “package of 3” practical expedients permitted under the transition guidance based on which the Company is allowed to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases.

Additionally, the Company elected the practical expedient allowed under the transition guidance of ASC 842 to not separate the lease and non-lease components related to a lease contract and to account for them as a single lease component for the purposes of the recognition and measurement requirements of ASC 842.

Prior to January 1, 2019, the Company recognized lease expense in accordance with then-existing U.S. GAAP (“prior GAAP”). Because both ASC 842 and prior GAAP generally recognize operating lease expense on a straight-line basis over the term of the lease arrangement and the Company only has operating lease arrangements, there were no differences between the timing and amount of lease expense recognized under the two accounting methodologies.

	December 31, 2019	January 1, 2019
Operating lease assets*
Land lease agreements	7,660	7,427
Office lease agreements	1,192	1,619

Total	$ 8,852	$ 9,046

	December 31, 2019	January 1, 2019
Operating lease liabilities, current portion
Land lease agreements	(218)	535
Office lease agreements	685	584

Total	$ 467	$ 1,119

Operating lease liabilities, net of current portion
Land lease agreements	7,878	6,892
Office lease agreements	519	1,035

Total	$ 8,397	$ 7,927

At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments in determining the lease classification and measurement of the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no rate implicit in the land lease and the office lease agreements that was readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term. The Company then applied the respective incremental borrowing rates to each lease based on the remaining lease term of the specific lease. The incremental borrowing rate upon adoption was 7.25%.

The table below presents the components of the Company’s lease expense for the year ended December 31, 2019 and 2018:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Lease expense for land lease agreements	552	344
Lease expense for office lease agreements	676	702
Lease expense for chartered-in pushboats and barges	3,865	114

Total	$5,093	$1,160

Lease expenses from land lease and office lease agreements are included in the condensed consolidated statements of income within the captions “Time charter, voyage and port terminal expenses” and “General and administrative expenses”, respectively. Lease expenses from chartered-in pushboats and barges are included in the condensed consolidated statements of income within the captions “Time charter, voyage and port terminal expenses”.

The Company entered into new lease liabilities amounting to $218 during the year ended December 31, 2019.

The table below provides the total amount of lease payments on an undiscounted basis on our land lease and office lease agreements as of December 31, 2019:

			Total
	Land leases	Office space

December 31, 2020	556	753	1,309
December 31, 2021	556	356	912
December 31, 2022	556	101	657
December 31, 2023	556	81	637
December 31, 2024	556	—	556
December 31, 2025 and thereafter	23,002	—	23,002
Total	25,782	1,291	27,073
Operating lease liabilities including current portion	7,660	1,204	8,864
Discount based on incremental borrowing rate	18,122	87	18,209

 As of December 31, 2018, the Company’s future minimum commitments under office lease agreements were as follows:

			Total
	Land leases	Office space

December 31, 2019	556	697	1,253
December 31, 2020	556	631	1,187
December 31, 2021	556	297	853
December 31, 2022	556	107	663
December 31, 2023	556	81	637
December 31, 2024 and thereafter	23,561	—	23,561
Total	$26,341	$1,813	$28,154

As of December 31, 2019, the weighted average remaining lease terms of our land lease and office lease agreements were 46.3 and 1.9 years, respectively.